Loans and borrowings (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Disclosure of Short Term Borrowings [Table Text Block]	Short term borrowings consist of the following:
	As at March 31,
	2019		2018
Pre-shipment credit	Rs.	5,463	Rs.	21,008
Other foreign currency borrowings		6,662		4,458
	Rs.	12,125	Rs.	25,466

Disclosure of Interest Rate Profile of Short Term Borrowings [Table Text Block]
The interest rate profile of short-term borrowings from banks is given below:

	As at March 31,
	2019		2018
	Currency (1)	Interest Rate (2)	Currency (1)	Interest Rate (2)
Pre-shipment credit	USD	1 Month LIBOR + 25 to 40 bps	USD	1 Month LIBOR + (30) to 30 bps
	-	-	INR	6.00%
	-	-	RUB	6.75%
Other foreign currency borrowings	USD	1 Month LIBOR + 65 to 95 bps	USD	1 Month/3 Months LIBOR + 65 to 85 bps
	UAH	21.50%	UAH	18.00%
	MXN	TIIE+1.25%	-	-
	ZAR	1 Month JIBAR+120 Bps	-	-
	RUB	8.22%	RUB	8.20%

(1)
“INR” means Indian rupees, “USD” means United States Dollars, “RUB” means Russian roubles, “MXN” means Mexican pesos, “UAH” means Ukrainian hryvnia and “ZAR” means South African rand.

(2)
 “LIBOR” means the London Inter-bank Offered Rate, “TIIE” means the Equilibrium Inter-banking Interest Rate (Tasa de Interés Interbancaria de Equilibrio) and “JIBAR” means the Johannesburg Interbank Average Rate.

Disclosure of Long Term Borrowings [Table Text Block]
Long-term borrowings consist of the following:

	As at March 31, 2019				As at March 31, 2018
	Non – Current		Current		Non – Current		Current
Foreign currency borrowing by the parent company	Rs.	3,454	Rs.	1,729	Rs.	4,880	Rs.	-
Foreign currency borrowing by the Swiss subsidiary (1)		15,819		1,383		16,185		-
Foreign currency borrowing by the German subsidiary (2)		2,175		1,087		3,394		-
Obligations under finance leases		552		57		630		63
	Rs.	22,000	Rs.	4,256	Rs.	25,089	Rs.	63

(1)
Swiss subsidiary refers to Dr. Reddy’s Laboratories, SA

(2
German subsidiary refers to Reddy Holding GmbH

Disclosure of interest rate profile of long-term borrowings [Table Text Block]
The interest rate profiles of long-term borrowings (other than obligations under finance leases) as at March 31, 2019 and 2018 were as follows:

	As at March 31,
	2019		2018
	Currency	Interest Rate	Currency	Interest Rate
Foreign currency borrowings	USD	1 Month LIBOR + 70 to 105 bps	USD	1 Month LIBOR + 45 to 82.7 bps
	EUR	0.81%	EUR	0.81%

Disclosure of Contractual maturities of Long Term Borrowings [Table Text Block]
The aggregate maturities of long-term loans and borrowings, based on contractual maturities, as of March 31, 2019 were as follows:

Maturing in the year ending March 31, (1)	Foreign currency loan		Obligations under finance leases		Total
2020	Rs.	4,199	Rs.	57	Rs.	4,256
2021		6,621		65		6,686
2022		1,087		66		1,153
2023		13,831		70		13,901
2024		-		63		63
Thereafter		-		288		288
	Rs.	25,738	Rs.	609	Rs.	26,347

(1)	Long-term debt obligations disclosed in the above table do not reflect any netting of transaction costs amounting to Rs.91.

The aggregate maturities of long term loans and borrowings, based on contractual maturities, as of March 31, 2018 were as follows:

Maturing in the year ending March 31, (1)	Foreign currency loan		Obligations under finance leases		Total
2019	Rs.	-	Rs.	63	Rs.	63
2020		4,064		59		4,123
2021		6,346		61		6,407
2022		1,131		66		1,197
2023		13,035		71		13,106
Thereafter		-		373		373
	Rs.	24,576	Rs.	693	Rs.	25,269

(1)	Long-term debt obligations disclosed in the above table do not reflect any netting of transaction costs amounting to Rs.117.

Disclosure of Future minimum lease payments under finance leases [Table Text Block]
The Company has leased buildings and vehicles under finance leases. Future minimum lease payments under finance leases as at March 31, 2019 were as follows:

Particulars	Present value of minimum lease payments		Interest		Future minimum lease payments
Not later than one year	Rs.	60	Rs.	49	Rs.	109
Between one and five years		264		127		391
More than five years		285		38		323
	Rs.	609	Rs.	214	Rs.	823

Future minimum lease payments under finance leases as at March 31, 2018 were as follows:

Particulars	Present value of minimum lease payments		Interest		Future minimum lease payments
Not later than one year	Rs.	63	Rs.	57	Rs.	120
Between one and five years		257		159		416
More than five years		373		66		439
	Rs.	693	Rs.	282	Rs.	975

Disclosure of reconciliation of liabilities arising from financing activities [text block]
Reconciliation of liabilities arising from financing activities during the year ended March 31, 2019:

Particulars	Long-term borrowings (1)		Short-term borrowings		Total
Opening balance	Rs.	25,152	Rs.	25,466	Rs.	50,618
Borrowings made during the year		-		42,907		42,907
Borrowings repaid during the year		(56)		(58,033)		(58,089)
Currency translation adjustments		1,128		1,785		2,913
Others		32		-		32
Closing balance	Rs.	26,256	Rs.	12,125	Rs.	38,381

Reconciliation of liabilities arising from financing activities during the year ended March 31, 2018:

Particulars	Long-term borrowings (1)		Short-term borrowings		Total
Opening balance	Rs.	5,559	Rs.	43,539	Rs.	49,098
Borrowings made during the year		19,065		47,564		66,629
Borrowings repaid during the year		(158)		(65,589)		(65,747)
Currency translation adjustments		747		(48)		699
Others		(61)		-		(61)
Closing balance	Rs.	25,152	Rs.	25,466	Rs.	50,618

(1)	Including current portion.